Certain Risks And Concentration (Summary of Percentage of Accounts Receivable from Collection Agencies and Advertising Customers With Over 10% of Total Accounts Receivable) (Details) - Accounts receivable [Member] - Credit concentration [Member]
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Collection agencies and advertising customers, B1 [Member]
Concentration of risks [Line Items]
Concentration percentage	35.00%	57.00%
Collection agencies and advertising customers, B2 [Member]
Concentration of risks [Line Items]
Concentration percentage	12.00%		[1]
Collection agencies and advertising customers, B3 [Member]
Concentration of risks [Line Items]
Concentration percentage	11.00%		[1]

[1]	Less than 10%